BALANCE SHEET (Parenthetical)	Dec. 31, 2021 $ / shares shares
Statement of Financial Position [Abstract]
Temporary Equity, Par or Stated Value Per Share | $ / shares	$ 0.0001
Temporary Equity, Shares Authorized	5,091,196
Temporary Equity, Redemption Price Per Share | $ / shares	$ 10.00
Common stock, par value | $ / shares	$ 0.0001
Common stock, authorized	10,000,000
Common stock, issued	1,505,079
Common stock, outstanding	1,505,079